Document and Entity Information	May 16, 2024
Cover [Abstract]
Entity Registrant Name	NORTHERN STATES POWER CO /WI/
Amendment Flag	false
Entity Central Index Key	0000072909
Document Type	8-K
Document Period End Date	May 16, 2024
Entity Incorporation State Country Code	WI
Entity File Number	001-03140
Entity Tax Identification Number	39-0508315
Entity Address, Address Line One	1414 West Hamilton Avenue
Entity Address, City or Town	Eau Claire
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54701
City Area Code	(715)
Local Phone Number	737-2625
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false